Exhibit 99.1

Huntington Auto Trust 2016-1
	Collection Period Beginning Date		8/1/2019
	Collection Period Ending Date		8/31/2019
	Collection Period		34
	Payment Date		9/16/2019

	1. DEAL SUMMARY
		Beginning Period Note Factor	(A) Beginning Period Balance	(B) Principal Distribution Amount	(C) Ending Period Balance
(1)	Class A-1 Notes	—	$—	$—	$—
(2)	Class A-2 Notes	—	$—	$—	$—
(3)	Class A-3 Notes	—	$—	$—	$—
(4)	Class A-4 Notes	0.981957	$253,344,949.68	$20,434,275.98	$232,910,673.70
(5)	Class B Notes	1.000000	$20,250,000.00	$—	$20,250,000.00
(6)	Class C Notes	1.000000	$21,000,000.00	$—	$21,000,000.00
(7)	Class D Notes	1.000000	$15,750,000.00	$—	$15,750,000.00
(8)	Total Note Balance		$310,344,949.68	$20,434,275.98	$289,910,673.70
(9)	Overcollateralization		$7,500,000.00	$—	$7,500,000.00
(10)	Reserve Account Balance		$3,750,000.00	$—	$3,750,000.00
(11)	Net Pool Balance		$317,844,949.68	$20,434,275.98	$297,410,673.70
			Coupon Rate	Beginning Period Balance	Interest Distribution Amount
(12)	Class A-1 Notes		0.85000%	$—	$—
(13)	Class A-2 Notes		1.29000%	$—	$—
(14)	Class A-3 Notes		1.59000%	$—	$—
(15)	Class A-4 Notes		1.93000%	$253,344,949.68	$407,463.13
(16)	Class B Notes		2.21000%	$20,250,000.00	$37,293.75
(17)	Class C Notes		2.56000%	$21,000,000.00	$44,800.00
(18)	Class D Notes		2.96000%	$15,750,000.00	$38,850.00
(19)				$310,344,949.68	$528,406.88
	2. AVAILABLE FUNDS
(20)	Interest Collections		$1,271,437.05
(21)	Principal Collections		$13,122,758.06
(22)	Repurchased Loans		$24,238.18
(23)	Accounts Paid in Full		$6,997,791.17
(24)	Liquidation Proceeds		$110,695.54
(25)	Recoveries		$76,155.33
(26)	Investment Earnings		$—
(27)	Total Collections		$21,603,075.33
(28)	Reserve Account Draw Amount		$—
(29)	Total Available Funds		$21,603,075.33
	3. DISTRIBUTION OF AVAILABLE FUNDS
			Amount Due	Amount Paid	Shortfall
(30)	Servicing Fees	1.00%	$264,870.79	$264,870.79	$—
(31)	Class A-1 Notes Interest		$—	$—	$—
(32)	Class A-2 Notes Interest		$—	$—	$—
(33)	Class A-3 Notes Interest		$—	$—	$—
(34)	Class A-4 Notes Interest		$407,463.13	$407,463.13	$—
(35)	First Allocation of Principal		$—	$—	$—
(36)	Class B Notes Interest		$37,293.75	$37,293.75	$—

(37)	Second Allocation of Principal		$—	$—	$—
(38)	Class C Notes Interest		$44,800.00	$44,800.00	$—
(39)	Third Allocation of Principal		$—	$—	$—
(40)	Class D Notes Interest		$38,850.00	$38,850.00	$—
(41)	Fourth Allocation of Principal		$12,934,275.98	$12,934,275.98	$—
(42)	Reserve Account Deposit		$—	$—	$—
(43)	Regular Principal Distribution Amount		$7,500,000.00	$7,500,000.00	$—
(44)	Accrued and unpaid fees to owner/indenture trustees, and asset representations reviewer		$—	$—	$—
(45)	Remaining Funds to Certificate Holders		$375,521.68	$375,521.68	$—
			$21,603,075.33	$21,603,075.33
(46)	Principal Payment		$—
(47)	First Allocation of Principal		$—
(48)	Second Allocation of Principal		$—
(49)	Third Allocation of Principal		$—
(50)	Fourth Allocation of Principal		$12,934,275.98
(51)	Regular Principal Distribution Amount		$7,500,000.00
(52)	Total Principal		$20,434,275.98
	4. POOL INFORMATION
(53)	Pool Balance		$297,410,674
(54)	Number of Receivables Outstanding		35,461
(55)	Weighted Average Contract Rate		4.70%
(56)	Weighted Average Maturity		29.15
	5. OVERCOLLATERALIZATION INFORMATION
(57)	Specified Reserve Account Balance		$3,750,000.00
(58)	Initial Target Over Collateralization Amount		$11,250,000.00
(59)	Target Over Collateralization Amount		$7,500,000.00
(60)	Beginning Period O/C Amount		$7,500,000.00
(61)	Ending Period O/C Amount		$7,500,000.00
(62)	Overcollateralization Shortfall		$—
	6. RESERVE ACCOUNT INFORMATION
(63)	Specified Reserve Account Balance		$3,750,000.00
(64)	Beginning Reserve Account Balance		$3,750,000.00
(65)	Reserve Account Deposits		$—
(66)	Reserve Account Earnings
(67)	Earnings on Permitted Investments		$33,867.50
(68)	Distribute Reserve Account Earnings to Servicer		$—
(69)	Distribute Earnings on Permitted Investments to Servicer		$(33,867.50)
(70)	Reserve Account Draw Amount		$—
(71)	Reserve Account Excess Amount		—
(72)	Ending Reserve Account Balance		$3,750,000.00
	7. LOSS & DELINQUENCY REPORTING		$ Amount	# of Receivables	Average
(73)	Realized Losses for Collection Period		$178,731.19	48	$3,723.57
(74)	Recoveries for Collection Period		$76,155.33	135	$564.11
(75)	Net Losses/(Recoveries) for Collection Period		$102,575.86
(76)
(77)	Cumulative Losses (net of recoveries) for All Collection Periods		$7,917,926.26
(78)	Cumulative Losses (net of recoveries) as a % of Initial Pool Balance		0.52786%

		8/31/2019	7/31/2019	6/30/2019	5/31/2019
(79)	Pool Balance at end of collection period	$297,410,674	$317,844,950	$339,868,504	$360,310,210
(80)	Number of receivables outstanding	35,461	36,950	38,457	39,836

(81)	Average month end Pool Balance	$307,627,812	$328,856,727	$350,089,357	$371,989,763
(82)	Realized Losses for Collection Period	$178,731	$194,122	$278,860	$195,512
(83)	Recoveries for Collection Period	$76,155	$92,974	$120,055	$111,618
(84)	Net Losses/(Recoveries) for Collection Period	$102,576	$101,149	$158,805	$83,895
(85)	Realized Losses (Gross) to Average Pool Balance (annualized)	0.697%	0.708%	0.956%	0.631%
(86)	Net Losses/(Recoveries) to Average Pool Balance (annualized)	0.400%	0.369%	0.544%	0.271%

(87)	Four month average Net Losses to Average Pool Balance (annualized)	0.394%

		8/31/2019	7/31/2019	6/30/2019	5/31/2019
(88)	Receivables 31-59 Days Delinquent	$3,459,997.98	$3,595,447.65	$3,578,529.49	$3,886,735.62
(89)	$ As % of Ending Pool Balance	1.163%	1.131%	1.053%	1.079%
(90)	# of Receivables	358	350	355	360
(91)	# As % of Ending Pool # of Receivables	1.010%	0.947%	0.923%	0.904%
(92)	Receivables 60-89 Days Delinquent	$716,873.94	$968,106.53	$916,093.82	$642,041.88
(93)	$ As % of Ending Pool Balance	0.241%	0.305%	0.270%	0.178%
(94)	# of Receivables	75	103	91	81
(95)	# As % of Ending Pool # of Receivables	0.211%	0.279%	0.237%	0.203%
(96)	Receivables 90 - 119 Days Delinquent	$308,391.57	$369,887.06	$321,380.88	$396,790.79
(97)	$ As % of Ending Pool Balance	0.104%	0.116%	0.095%	0.110%
(98)	# of Receivables	45	43	43	45
(99)	# As % of Ending Pool # of Receivables	0.127%	0.116%	0.112%	0.113%
(100)	Receivables 120+ Days Delinquent	$162,765.67	$192,862.17	$148,725.14	$228,627.06
(101)	$ As % of Ending Pool Balance	0.055%	0.061%	0.044%	0.063%
(102)	# of Receivables	20	25	20	26
(103)	# As % of Ending Pool # of Receivables	0.056%	0.068%	0.052%	0.065%
(104)	Total Delinquencies	$4,648,029.16	$5,126,303.41	$4,964,729.33	$5,154,195.35
(105)	$ As % of Ending Pool Balance	1.563%	1.613%	1.461%	1.430%
(106)	# of Receivables	498	521	509	512
(107)	# As % of Ending Pool # of Receivables	1.404%	1.410%	1.324%	1.285%
(108)	Receivables 60+ Days Delinquent	$1,188,031.18	$1,530,855.76	$1,386,199.84	$1,267,459.73
(109)	$ As % of Ending Pool Balance	0.399%	0.482%	0.408%	0.352%
(110)	Delinquency trigger	6.25%	6.25%	6.25%	6.25%
(111)	Total Repossession	$219,055.78	$207,557.72	$190,369.19	$214,042.54
(112)	# of Receivables	24	26	22	21

Name: Kim Taylor
Title: Senior Vice President
September 16, 2019